Contingent Compensation (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Jun. 30, 2022 shares	Apr. 30, 2019 USD ($) shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 08, 2022 shares	Dec. 31, 2021 USD ($)	Apr. 30, 2019 € / shares
Disclosure in Entirety of Contingent Consideration [Line Items]
Option indexed to equity settlement alternative share at fair value | shares						12,800,000
Common stock par or stated value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Settlement Of Contingent Consideration Liability [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferrred compensation share based arrangements liability current				$ 0
Stock Issued During Period, Shares, New Issues | shares	935,005
Call and Put Option [Member] | Accrued Liabilities [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferrred compensation share based arrangements liability current					$ 44		$ 5,087
Drivy [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Business combination percentage of voting interests acquired		100.00%
Business combination consideration transferred one		$ 155,600
Payment to acquire business gross		99,300
Stock issued during period, value, Acquisitions		56,300
Debt instrument collateral amount		$ 10,000
Drivy [Member] | Call and Put Option [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Business combination step acquistion equity interest in acquiree percentage		81.00%
Percentage of remaining equity interest to be acquired		19.00%
Period over which the remaining equity interest is to be acquired		3 years
Option indexed to equity settlement alternative share at fair value | shares		935,005
Number of remaining shares of acquiree based on which the share settlement is to be made | shares		37,971
Drivy [Member] | Call and Put Option [Member] | Accrued Liabilities [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferrred compensation share based arrangements liability current				$ 0	$ 44
Drivy [Member] | Call and Put Option [Member] | Settlable in Cash [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Proportion of remaning equity interest		0.1102
Drivy [Member] | Call and Put Option [Member] | Settlable in Shares [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Proportion of remaning equity interest		0.0798
Drivy [Member] | Call Option [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Common stock par or stated value per share | € / shares								€ 0.01
Drivy [Member] | Put Option [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Common stock par or stated value per share | € / shares								€ 0.01